INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 14,815	$ 15,227	$ 21,452
Work in process	191	145
Finished goods	16,882	19,630	26,832
Total inventories	$ 31,888	$ 35,002	$ 48,284